Due from Client (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Due From Client [Abstract]
Amount owed from a client	$ 250,000
Total funding employed	1,453,500
Bankruptcy claims, amount settled	1,153,500
Bankruptcy claims, final balance	300,000
Bankruptcy claims, installment amount	$ 25,000
Bankruptcy Claims Installment Payment Terms	The final balance of $300,000 is to be paid to Anchor in twelve monthly installments of $25,000 beginning November 8, 2013.